Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Property and Equipment, Net [Line Items]
Property and equipment, net

13. Property and equipment, net

	As of December 31,
	2025	2024
Furniture and fixtures	$1,080	$928
Office equipment	968	781
Total	2,048	1,709
Less: accumulated depreciation	(1,682)	(1,421)
Property and equipment, net	$366	$288

For the years ended December 31, 2025, 2024, and 2023, depreciation expense of property and equipment was $0.2 million, $0.3 million, and $0.3 million, respectively, and is included in depreciation and amortization on the consolidated statements of operations and comprehensive income.